Cover	Sep. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Entity File Number	001-38821
Entity Registrant Name	LORDSTOWN MOTORS CORP.
Entity Central Index Key	0001759546
Entity Tax Identification Number	83-2533239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2300 Hallock Young Road
Entity Address, City or Town	Lordstown
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44481
City Area Code	234
Local Phone Number	285-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RIDEQ
Entity Emerging Growth Company	false